STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7%
Aerospace & Defense - .8%
Northrop Grumman, Sr. Unscd. Notes	2.93	1/15/2025	5,255,000		5,702,246
The Boeing Company, Sr. Unscd. Notes	4.51	5/1/2023	3,800,000		3,928,110
				9,630,356
Airlines - 1.4%
American Airlines Pass Through Trust, Bonds, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,623,362		3,599,817
Delta Air Lines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	3.20	4/25/2024	4,225,000		4,002,080
United Airlines Pass Through Trust, Notes, Ser. 2019-1, Cl. AA	4.15	8/25/2031	5,688,518		5,351,510
United Airlines Pass Through Trust, Notes, Ser. 2019-2, Cl. AA	2.70	5/1/2032	4,730,000		4,234,096
				17,187,503
Automobiles & Components - 1.0%
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	2,625,000		2,619,435
General Motors, Sr. Unscd. Notes	5.40	10/2/2023	2,850,000		3,012,719
Volkswagen Group of America Finance, Gtd. Notes	2.90	5/13/2022	6,000,000	[a]	6,108,233
				11,740,387
Banks - 7.3%
AIB Group, Sr. Unscd. Notes	4.26	4/10/2025	2,600,000	[a]	2,710,648
Banco Santander, Sr. Unscd. Notes	2.75	5/28/2025	3,255,000		3,326,102
Bank of America, Sub. Notes, Ser. L	3.95	4/21/2025	9,000,000		9,844,382
Citigroup, Sub. Notes	4.45	9/29/2027	9,000,000		10,018,097
Citizens Bank, Sr. Unscd. Notes	2.25	4/28/2025	5,875,000		6,001,278
Credit Suisse Group, Sr. Unscd. Notes	4.21	6/12/2024	5,500,000	[a]	5,878,570
HSBC Holdings, Sr. Unscd. Notes	4.95	3/31/2030	3,825,000		4,501,334
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000		4,711,922
Lloyds Bank, Jr. Sub. Notes	12.00	12/16/2024	3,115,000	[a]	3,572,615
Morgan Stanley, Sub. Notes	4.88	11/1/2022	10,000,000		10,857,555
Nordea Bank, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a]	4,529,674
Royal Bank of Scotland Group, Sr. Unscd. Notes	5.08	1/27/2030	5,345,000		6,268,022
Societe Generale, Sub. Notes	4.75	11/24/2025	3,545,000	[a]	3,761,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Banks - 7.3% (continued)
The Goldman Sachs Group, Sub. Notes	6.75	10/1/2037	8,270,000	11,456,136
				87,438,289
Beverage Products - .6%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	5,935,000	6,903,129
Chemicals - 1.0%
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	2,820,000	3,203,128
Huntsman International, Sr. Unscd. Notes	4.50	5/1/2029	5,750,000	5,851,032
Yara International, Sr. Unscd. Notes	3.15	6/4/2030	2,840,000	[a] 2,877,978
				11,932,138
Commercial & Professional Services - 1.5%
Duke University, Unscd. Bonds, Ser. 2020	2.68	10/1/2044	4,750,000	4,888,320
Global Payments, Sr. Unscd. Notes	4.80	4/1/2026	5,765,000	6,656,681
The George Washington University, Unscd. Bonds, Ser. 2018	4.13	9/15/2048	5,350,000	6,425,464
				17,970,465
Commercial Mortgage Pass-Through Ctfs. - 1.5%
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	3,890,567	3,974,825
WFRBS Commercial Mortgage Trust, Ser. 2013-C12, CI. A4	3.20	3/15/2048	4,835,000	4,989,912
WFRBS Commercial Mortgage Trust, Ser. 2013-C13, Cl. A4	3.00	5/15/2045	9,045,000	9,268,569
				18,233,306
Diversified Financials - 1.1%
AerCap Global Aviation Trust, Gtd. Notes	4.50	5/15/2021	6,600,000	6,433,918
Goldman Sachs BDC, Sr. Unscd. Notes	3.75	2/10/2025	4,000,000	4,007,587
USAA Capital, Sr. Unscd. Notes	1.50	5/1/2023	2,500,000	[a] 2,546,145
				12,987,650
Electronic Components - .4%
Tech Data, Sr. Unscd. Notes	4.95	2/15/2027	5,230,000	5,415,303
Energy - 3.1%
BP Capital Markets, Gtd. Notes	2.50	11/6/2022	5,500,000	5,700,839
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	5.13	6/30/2027	4,350,000	4,724,132
Concho Resources, Gtd. Notes	4.30	8/15/2028	3,750,000	4,074,925
Energy Transfer Operating, Gtd. Notes	5.25	4/15/2029	5,050,000	5,417,014
Marathon Petroleum, Sr. Unscd. Notes	3.80	4/1/2028	4,825,000	4,893,548

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Energy - 3.1% (continued)
Sabine Pass Liquefaction, Sr. Scd. Notes	5.75	5/15/2024	3,300,000	3,654,358
Shell International Finance, Gtd. Notes	3.50	11/13/2023	5,269,000	5,757,738
Spectra Energy Partners, Gtd. Notes	3.50	3/15/2025	3,145,000	3,418,197
				37,640,751
Environmental Control - .3%
Waste Connections, Sr. Unscd. Notes	3.50	5/1/2029	3,475,000	3,796,831
Financials - .7%
Apollo Management Holdings, Gtd. Notes	4.87	2/15/2029	3,775,000	[a] 4,510,939
Carlyle Finance Subsidiary, Gtd. Notes	3.50	9/19/2029	3,800,000	[a] 3,789,629
				8,300,568
Health Care - 2.8%
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	5,750,000	[a] 6,185,615
Amgen, Sr. Unscd. Notes	5.65	6/15/2042	4,955,000	6,792,801
CVS Health, Sr. Unscd. Notes	4.78	3/25/2038	7,180,000	8,763,985
The Johns Hopkins Health System, Unscd. Bonds	3.84	5/15/2046	3,685,000	4,370,869
Trinity Health, Sr. Unscd. Bonds, Ser. 2019	3.43	12/1/2048	7,760,000	8,122,833
				34,236,103
Industrial - .4%
John Deere Capital, Sr. Unscd. Notes	2.95	4/1/2022	5,154,000	5,382,483
Information Technology - 2.5%
Adobe, Sr. Unscd. Notes	3.25	2/1/2025	4,895,000	5,446,278
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	5,000,000	6,094,901
Microsoft, Sr. Unscd. Notes	3.75	2/12/2045	7,035,000	8,802,876
Oracle, Sr. Unscd. Notes	2.50	5/15/2022	4,000,000	4,141,678
Oracle, Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	5,690,392
				30,176,125
Insurance - .7%
Brighthouse Financial, Sr. Unscd. Notes	3.70	6/22/2027	3,750,000	[b] 3,686,611
Prudential, Sr. Unscd. Notes	3.13	4/14/2030	4,750,000	5,044,419
				8,731,030
Internet Software & Services - 2.0%
Amazon.com, Sr. Unscd. Notes	2.40	2/22/2023	6,000,000	6,333,782
Arrow Electronics, Sr. Unscd. Notes	3.50	4/1/2022	5,620,000	5,768,113
eBay, Sr. Unscd. Notes	2.60	7/15/2022	5,295,000	5,461,225
Tencent Holdings, Sr. Unscd. Notes	3.98	4/11/2029	5,500,000	[a] 6,180,088
				23,743,208
Media - 1.1%
Comcast, Gtd. Notes	3.60	3/1/2024	9,000,000	9,991,904

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
Media - 1.1% (continued)
The Walt Disney Company, Gtd. Notes	2.65	1/13/2031	2,705,000	2,891,413
				12,883,317
Municipal Securities - 5.1%
California, GO	3.38	4/1/2025	3,270,000	3,575,549
California Educational Facilities Authority, Revenue Bonds, Refunding (The Leland Stanford Junior University) Ser. U2	5.00	10/1/2032	6,125,000	8,879,535
California University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	4,175,000	4,217,961
JobsOhio Beverage System, Revenue Bonds, Refunding, Ser. A	2.83	1/1/2038	2,850,000	2,961,635
Massachusetts, GO (Build America Bonds)	4.91	5/1/2029	4,990,000	6,062,501
Massachusetts, GO (Build America Bonds) Ser. E	4.20	12/1/2021	300,000	307,884
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	4.13	6/15/2042	5,445,000	4,769,820
New York City Water & Sewer System, Revenue Bonds (Build America Bonds)	6.28	6/15/2042	8,440,000	8,620,194
Ohio Turnpike & Infrastructure Commission, Revenue Bonds, Refunding, Ser. A	3.22	2/15/2048	4,750,000	4,843,052
Sales Tax Securitization Corp., Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. B	3.41	1/1/2043	2,130,000	2,093,534
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (North Tarrant Express Mobility Partners) Ser. B	3.92	12/31/2049	4,750,000	4,753,325
Texas Public Finance Authority, Revenue Bonds	8.25	7/1/2024	3,385,000	3,396,543
University of California, Revenue Bonds, Refunding (Limited Project) Ser. J	4.13	5/15/2045	5,530,000	6,598,009
				61,079,542
Real Estate - 2.2%
Alexandria Real Estate Equities, Gtd. Notes	4.30	1/15/2026	4,280,000	4,770,544
American Homes 4 Rent, Sr. Unscd. Notes	4.90	2/15/2029	7,855,000	7,957,458
Brandywine Operating Partnership, Gtd. Notes	4.10	10/1/2024	3,662,000	3,747,833

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
Real Estate - 2.2% (continued)
Hudson Pacific Properties, Gtd. Notes	3.25	1/15/2030	4,696,000		4,249,118
Life Storage, Gtd. Notes	4.00	6/15/2029	2,840,000		2,940,885
National Retail Properties, Sr. Unscd. Notes	4.30	10/15/2028	2,625,000		2,671,660
				26,337,498
Retailing - .9%
Ross Stores, Sr. Unscd. Notes	4.60	4/15/2025	5,275,000		5,891,068
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	3,830,000		4,349,702
				10,240,770
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Cayman Finance, Gtd. Notes	3.50	1/15/2028	5,700,000		5,851,029
KLA, Sr. Unscd. Notes	4.10	3/15/2029	3,775,000		4,368,546
Lam Research, Sr. Unscd. Notes	4.00	3/15/2029	5,300,000		6,185,472
NXP Funding, Gtd. Notes	2.70	5/1/2025	1,900,000	[a]	1,962,583
				18,367,630
Technology Hardware & Equipment - .5%
Apple, Sr. Unscd. Notes	4.38	5/13/2045	4,895,000		6,434,039
Telecommunication Services - 3.0%
AT&T, Sr. Unscd. Notes	4.55	3/9/2049	7,000,000		7,964,712
Telefonica Emisiones, Gtd. Notes	4.10	3/8/2027	5,155,000		5,721,686
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	5,850,000	[a]	6,371,118
Verizon Communications, Sr. Unscd. Notes	5.50	3/16/2047	10,605,000		15,657,096
				35,714,612
Transportation - 1.7%
Canadian Pacific Railway, Gtd. Notes	2.05	3/5/2030	2,850,000		2,853,700
J.B. Hunt Transport Services, Gtd. Notes	3.88	3/1/2026	5,230,000		5,894,223
Ryder System, Sr. Unscd. Notes	3.65	3/18/2024	5,190,000		5,474,549
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	5,500,000		5,952,065
				20,174,537
U.S. Government Agencies Mortgage-Backed - 28.5%
Federal Home Loan Mortgage Corp.:
2.50%, 5/1/2050-6/1/2050			13,510,000	[c]	13,896,410
3.00%, 10/1/2049-2/1/2050			27,350,981	[c]	28,818,663
3.50%, 1/1/2040-9/1/2049			16,368,675	[c]	17,374,461
4.00%, 11/1/2049			8,301,745	[c]	8,844,153
5.00%, 7/1/2040-8/1/2049			7,857,137	[c]	8,717,577
Federal National Mortgage Association:
2.50%, 2/1/2035-5/1/2050			22,242,224	[c]	23,194,915
3.00%, 12/1/2034-5/1/2050			27,210,834	[c]	28,709,898
3.50%, 7/1/2034-1/1/2050			52,537,601	[c]	55,509,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Government Agencies Mortgage-Backed - 28.5% (continued)
4.00%, 11/1/2048-2/1/2050			31,957,317	[c]	34,188,554
4.50%, 8/1/2049			9,564,535	[c]	10,325,526
5.00%, 11/1/2043			985,036	[c]	1,099,073
Government National Mortgage Association I:
4.00%, 7/15/2049			6,646,259		7,085,055
Government National Mortgage Association II:
2.50%, 6/20/2050			5,610,000		5,910,197
3.00%, 1/20/2050-2/20/2050			29,246,244		31,022,719
3.50%, 1/20/2048-5/20/2050			35,017,539		37,386,785
4.00%, 1/20/2050			12,739,245		13,589,141
4.50%, 2/20/2050			14,942,949		16,081,133
				341,753,427
U.S. Treasury Securities - 24.5%
U.S. Treasury Bonds	2.00	2/15/2050	6,355,000	[b]	7,267,166
U.S. Treasury Bonds	2.25	8/15/2049	4,965,000	[b]	5,957,903
U.S. Treasury Bonds	2.88	5/15/2049	1,605,000		2,166,687
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.25	2/15/2050	6,325,893	[b,d]	6,941,679
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	1.00	2/15/2049	7,488,997	[d]	9,833,496
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	5,343,450	[d]	5,664,300
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	7/15/2025	13,291,684	[d]	13,950,872
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.63	4/15/2023	8,470,214	[d]	8,693,208
U.S. Treasury Notes	0.63	5/15/2030	19,500,000	[b]	19,447,822
U.S. Treasury Notes	1.50	2/15/2030	24,250,000	[b]	26,217,471
U.S. Treasury Notes	1.63	8/15/2029	13,255,000	[b]	14,465,036
U.S. Treasury Notes	1.75	11/15/2029	8,900,000	[b]	9,825,809
U.S. Treasury Notes	1.75	12/31/2026	12,500,000		13,540,039
U.S. Treasury Notes	2.00	11/15/2026	4,540,000	[b]	4,984,778
U.S. Treasury Notes	2.13	7/31/2024	13,000,000		14,007,500
U.S. Treasury Notes	2.25	11/15/2027	6,225,000		7,016,013
U.S. Treasury Notes	2.38	5/15/2027	9,825,000		11,095,726
U.S. Treasury Notes	2.50	2/28/2026	15,000,000		16,792,383
U.S. Treasury Notes	2.50	1/31/2024	11,360,000		12,302,747
U.S. Treasury Notes	2.63	2/28/2023	5,750,000		6,135,654
U.S. Treasury Notes	2.63	12/31/2023	22,500,000		24,430,078

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 99.7% (continued)
U.S. Treasury Securities - 24.5% (continued)
U.S. Treasury Notes	2.63	2/15/2029	3,000,000	3,518,906
U.S. Treasury Notes	2.63	1/31/2026	12,700,000	14,291,469
U.S. Treasury Notes	2.88	11/30/2025	9,450,000	10,737,193
U.S. Treasury Notes	2.88	11/30/2023	22,810,000	24,925,271
				294,209,206
Utilities - 1.6%
Black Hills, Sr. Unscd. Notes	4.35	5/1/2033	2,580,000	2,879,581
CenterPoint Energy, Sr. Unscd. Notes	4.25	11/1/2028	4,685,000	5,405,188
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	4,400,000	4,882,970
NiSource, Sr. Unscd. Notes	3.95	3/30/2048	5,115,000	5,771,472
				18,939,211
Total Bonds and Notes (cost $1,133,741,166)			1,197,579,414

Preferred Stocks - .5%
Telecommunication Services - .5%
AT&T, Ser. A (cost $6,500,000)	5.00		260,000	6,684,600
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - ..9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,592,401)	0.21		10,592,401	[e] 10,592,401

Investment of Cash Collateral for Securities Loaned - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $50,107,954)	0.21		50,107,954	[e] 50,107,954
Total Investments (cost $1,200,941,521)			105.3%	1,264,964,369
Liabilities, Less Cash and Receivables			(5.3%)	(64,159,858)
Net Assets			100.0%	1,200,804,511

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities were valued at $60,985,789 or 5.08% of net assets.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $88,328,830 and the value of the collateral was $90,013,990, consisting of cash collateral of $50,107,954 and U.S. Government & Agency securities valued at $39,906,036.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Commercial Mortgage-Backed	-	18,233,306	-	18,233,306
Corporate Bonds	-	482,303,933	-	482,303,933
Equity Securities – Preferred Stocks	6,684,600	-	-	6,684,600
Investment Companies	60,700,355	-	-	60,700,355
Municipal Securities	-	61,079,542	-	61,079,542
U.S. Government Agencies Mortgage-Backed	-	341,753,427	-	341,753,427
U.S. Treasury Securities	-	294,209,206	-	294,209,206

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is

NOTES

subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized appreciation on investments was $64,022,848, consisting of $71,007,177 gross unrealized appreciation and $6,984,329 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.